Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Consolidated VIE assets
Cash and cash equivalents		¥ 5,867,361	¥ 4,424,462	¥ 4,827,144
Trading assets
Derivatives	[1]	2,236,000	1,967,000
Office buildings, land, equipment and facilities		442,280	436,454
Other		1,199,465	1,124,473
Total		60,367,700	56,802,170
Trading liabilities
Derivatives	[1],[2]	2,417,000	1,981,000
Borrowings
Short-term borrowings		1,221,743	1,117,292
Long-term borrowings		14,407,706	13,373,678
Total		56,759,041	53,221,171
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		21,000	14,000
Trading assets
Equities		555,000	527,000
Debt securities		635,000	643,000
CMBS and RMBS		47,000	64,000
Derivatives		1,000	1,000
Private equity and debt investments		131,000	83,000
Office buildings, land, equipment and facilities		13,000	3,000
Other		304,000	236,000
Total		1,707,000	1,571,000
Trading liabilities
Derivatives		1,000	0
Borrowings
Short-term borrowings		87,000	112,000
Long-term borrowings		902,000	935,000
Other		191,000	156,000
Total		¥ 1,181,000	¥ 1,203,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.